PROVISIONS - Provisions overview (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions	$ 2,611	$ 2,632
Short-term provisions	659	935
Long-term provisions	1,952	1,697
Environmental
Disclosure of other provisions [line items]
Other provisions	642	661
Emission rights
Disclosure of other provisions [line items]
Other provisions	425	571
Asset retirement obligations
Disclosure of other provisions [line items]
Other provisions	407	397
Site restoration
Disclosure of other provisions [line items]
Other provisions	250	309
Staff related obligations
Disclosure of other provisions [line items]
Other provisions	126	127
Voluntary separation plans
Disclosure of other provisions [line items]
Other provisions	40	55
Litigation and contingencies (see note 12)
Disclosure of other provisions [line items]
Other provisions	348	269
Tax claims
Disclosure of other provisions [line items]
Other provisions	80	62
Other legal claims and contingencies
Disclosure of other provisions [line items]
Other provisions	268	207
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Other provisions	23	25
Other
Disclosure of other provisions [line items]
Other provisions	350	$ 218
Indemnification
Disclosure of other provisions [line items]
Increase in other provisions	$ 117